STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands		Total	Share Capital [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]
BALANCE at Dec. 31, 2012		$ (274)	$ 16,939	$ 24,695	$ (41,908)
BALANCE, shares at Dec. 31, 2012			74,916
CHANGES DURING PERIOD
Profit (Loss) for the year		(1,012)			$ (1,012)
Issuance of share capital and warrants (note 9a)	[1]	$ 325	$ 1,615	$ (1,290)
Issuance of share capital and warrants, shares (note 9a)	[1]		5,882
Exercise of Share based compensation, shares
Issuance of debt beneficiary conversion feature		$ 50		50
Issuance of debt beneficiary conversion feature, shares
Revaluation of convertible loan and warrants		27		27
Share based compensation expenses		12		12
BALANCE at Dec. 31, 2013		(872)	$ 18,554	$ 23,494	$ (42,920)
BALANCE, shares at Dec. 31, 2013			80,798
CHANGES DURING PERIOD
Profit (Loss) for the year		658			$ 658
Issuance of share capital and warrants (note 9a)	[2]	230	$ 1,221	$ (991)
Issuance of share capital and warrants, shares (note 9a)	[2]		4,386
Reclassification of warrants to equity		$ 330		330
Exercise of Share based compensation, shares
Revaluation of convertible loan and warrants		$ 285
Share based compensation expenses		41		41
BALANCE at Dec. 31, 2014		$ 387	$ 19,775	$ 22,874	$ (42,262)
BALANCE, shares at Dec. 31, 2014		85,184,782	85,184
CHANGES DURING PERIOD
Profit (Loss) for the year		$ 2,118			$ 2,118
Issuance of share capital and warrants (note 9a)		1,148	$ 2,015	$ (867)
Issuance of share capital and warrants, shares (note 9a)			7,833
Exercise of Share based compensation		$ 10	$ 47	(37)
Exercise of Share based compensation, shares		190,000	190
Revaluation of convertible loan and warrants
Share based compensation expenses		$ 36		36
BALANCE at Dec. 31, 2015		$ 3,699	$ 21,837	$ 22,006	$ (40,144)
BALANCE, shares at Dec. 31, 2015		93,207,243	93,207

[1]	Net of share issuance costs in the amount of $20.
[2]	Net of share issuance costs in the amount of $20.